Income Tax Expense Continuing Operations - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [line items]
Effective tax rate	21.60%	30.00%	24.50%